Income Tax	12 Months Ended
Nov. 30, 2025
Income Tax [Abstract]
INCOME TAX
13.	INCOME TAX

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to taxation. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

The Group’s Hong Kong subsidiaries, IJL,ITL and LQ are subject to Hong Kong profits tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For these subsidiaries, the first HK$2 million of assessable profits are taxed at 8.25% and the remaining assessable profits are taxed at 16.5%.

PRC

Entities incorporated in the People’s Republic of China (“PRC”) are generally subject to PRC enterprise income tax (“CIT”) at a statutory rate of 25% on their taxable income in accordance with the PRC Corporate Income Tax Law and its implementation rules.

Shenzhen Huiyue Technology Co., Ltd., a subsidiary incorporated in the PRC, is subject to PRC EIT at the statutory rate of 25% on its taxable income as determined under PRC tax laws and regulations.

In addition, dividends distributed by PRC entities to non-PRC resident enterprises are generally subject to PRC withholding income tax at a rate of 10%, unless a reduced rate is available under an applicable tax treaty or arrangement.

(a)	The components of the income tax provision are as follow:

	For the Year Ended November 30,
	2023	2024	2025
	HK$	HK$	HK$	US$
Current tax	886,191	127,968	(1,228,789)	(157,800)
Deferred tax	(355,566)	(804,021)	719,199	92,359
Total income tax expense (benefits)	530,625	(676,053)	(509,590)	(65,441)

(b)	The following table reconciles Hong Kong statutory rates to the Group’s effective tax rate:

	For the years ended November 30,
	2023		2024		2025
	Amounts	%	Amounts	%	Amounts		%
	HK$		HK$		HK$	US$
Current tax – Hong Kong profits tax Provision for the year	4,599,604		(1,101,052)		(18,685,165)	(2,399,533)
Income tax expense at the statutory rate	(758,935)	16.5	181,674	16.5	3,083,052	395,923	16.5
Effect of preferential tax rate	164,853	(3.6)	165,000	15.0	165,000	21,189	0.9
Effect of expenses not deductible for tax	(28,302)	0.6	(1,060)	(0.1)	417,698	53,640	2.2
tax loss benefit						-	-
Effect of Permanent difference*	91,759	(2.0)	330,439	30.0	(3,156,160)	(405,311)	(16.9)
Income tax expense (benefits)	(530,625)	11.5	676,053	61.4	509,590	65,441	2.7

*	Mainly represents non-taxable income due to governmental grants and other non-taxable interest.

(c)	Deferred tax:

The deferred tax assets which are principally comprised of provision of credit losses. The movement of recognized deferred tax assets were as follows:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Deferred tax assets:
Balance, beginning of the year	355,566	1,159,587	148,913
Addition	804,021	(719,199)	(92,359)
Balance, end of the year	1,159,587	440,388	56,554

As of November 30, 2025 and 2024, the Group had taxes payables of HK$1,536,569 (US$197,325) and HK$2,932,183, respectively.